Debt - Additional information (Details) € in Thousands, $ in Thousands				1 Months Ended			12 Months Ended
	Dec. 31, 2020 USD ($) payment	Dec. 01, 2020 USD ($)	Aug. 31, 2020 USD ($)	Feb. 28, 2021 USD ($)	Dec. 31, 2020 USD ($) payment	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) payment	Dec. 31, 2019 USD ($)	Dec. 31, 2020 EUR (€) payment	Dec. 31, 2020 CAD ($) payment	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 CAD ($)	Jun. 05, 2019 USD ($)	May 31, 2019 USD ($) payment
Disclosure Of Borrowings [Line Items]
Repayment of borrowings							$ 132,714,000	$ 600,000,000
Amortization of discount and transaction costs of senior secured notes due to early redemption							2,286,000	0
Senior secured notes redemption premium							6,275,000	0
Borrowings	$ 501,132,000				$ 501,132,000		501,132,000	479,732,000
Tüprag Metal Madencilik Sanayi ve Ticaret AS ("Tüprag")
Disclosure Of Borrowings [Line Items]
Payments of guarantee fees							1,344,000
Senior Secured Notes due 2024
Disclosure Of Borrowings [Line Items]
Notional amount													$ 300,000,000
Borrowings, issuance percentage													98.00%
Debt fixed interest rate													9.50%
Repayment of borrowings		$ 8,183,000	$ 65,530,000				66,047,000
Redemptions of borrowings		7,473,000	58,574,000
Repayments of redemption premium		$ 710,000	5,565,000
Repayments of interest			$ 1,391,000
Borrowings	226,647,000				226,647,000		226,647,000	287,568,000
Senior Secured Credit Facility
Disclosure Of Borrowings [Line Items]
Notional amount														$ 450,000,000
Term loan
Disclosure Of Borrowings [Line Items]
Notional amount	$ 133,333,000				133,333,000	$ 200,000,000	133,333,000							$ 200,000,000
Repayment of borrowings					$ 33,333,000	$ 33,333,000	$ 66,667,000
Number of payments on borrowings | payment	2				2		2		2	2				6
Borrowings	$ 131,842,000				$ 131,842,000		$ 131,842,000	197,761,000
Borrowings, interest rate basis spread on LIBOR rate (as a percent)	2.25%				2.25%		2.25%		2.25%	2.25%
Term loan | Repayment of Debt
Disclosure Of Borrowings [Line Items]
Repayment of borrowings				$ 11,100,000
Revolving credit facility
Disclosure Of Borrowings [Line Items]
Notional amount	$ 150,000,000				$ 150,000,000		$ 150,000,000							$ 250,000,000
Borrowings	$ 150,000,000				150,000,000		150,000,000	0
Loan undrawn standby fee (as a percent)	0.5625%
Current prepaid expenses	$ 2,191,000				2,191,000		2,191,000	2,865,000
Non-Financial Letters of Credit
Disclosure Of Borrowings [Line Items]
Borrowings	$ 70,800,000				$ 70,800,000		$ 70,800,000	64,500,000	€ 57,600	$ 400	€ 57,600	$ 400
Borrowings, interest rate basis spread on LIBOR rate (as a percent)	1.50%				1.50%		1.50%		1.50%	1.50%
Borrowings, interest rate basis spread addition on LIBOR rate (as a percent)	0.37%				0.37%		0.37%		0.37%	0.37%
Financial Letters of Credit
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate basis spread on LIBOR rate (as a percent)	2.25%				2.25%		2.25%		2.25%	2.25%
Borrowings, interest rate basis spread addition on LIBOR rate (as a percent)	0.37%				0.37%		0.37%		0.37%	0.37%
Bottom of range | Term loan
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate basis spread on LIBOR rate (as a percent)	2.25%				2.25%		2.25%		2.25%	2.25%
Bottom of range | Revolving credit facility
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate basis spread on LIBOR rate (as a percent)	2.25%				2.25%		2.25%		2.25%	2.25%
Top of range | Term loan
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate basis spread on LIBOR rate (as a percent)	3.25%				3.25%		3.25%		3.25%	3.25%
Top of range | Revolving credit facility
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate basis spread on LIBOR rate (as a percent)	3.25%				3.25%		3.25%		3.25%	3.25%
Prior to December 1, 2021 | Senior Secured Notes due 2024
Disclosure Of Borrowings [Line Items]
Percentage of aggregate principal amount of borrowings (as a percent)													100.00%
Premium percentage of principal amount of borrowings (as a percent)													1.00%
Borrowings, additional basis points													0.50%
Percentage of original principal amount of borrowings (as a percent)													35.00%
Redemption percentage of aggregate principal amount of borrowings (as a percent)													109.50%
December 1, 2021 | Senior Secured Notes due 2024
Disclosure Of Borrowings [Line Items]
Redemption percentage of aggregate principal amount of borrowings (as a percent)													107.125%
After December 1, 2022 | Senior Secured Notes due 2024
Disclosure Of Borrowings [Line Items]
Redemption percentage of aggregate principal amount of borrowings (as a percent)													100.00%
Fair value | Senior Secured Notes due 2024
Disclosure Of Borrowings [Line Items]
Notional amount	$ 260,500,000				$ 260,500,000		$ 260,500,000	324,000,000
Gains on change in fair value of derivatives							1,760,000	$ 4,224,000
Fair value | Term loan
Disclosure Of Borrowings [Line Items]
Borrowings	$ 133,333,000				$ 133,333,000		$ 133,333,000